RIGHT OF USE ASSETS - Maturity of Lease Liabilities (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
RIGHT OF USE ASSETS
2021	¥ 3,326
2022	7,621
2023	7,621
2024	7,621
Thereafter	22,863
Total undiscounted lease payments	49,052
Less: Imputed interest	(11,373)
Present value of lease liabilities balance	37,679
Long-term lease liabilities	¥ 37,679